Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 2,269,026	$ 6,556,463	$ 6,698,629	$ 13,992,029	$ 25,596,972	$ 26,928,439	$ 18,340,249
Cost of sales	(1,933,442)	(2,060,784)	(3,865,798)	(5,319,514)	(9,683,748)	(10,281,922)	(7,583,127)
Gross profit	335,584	4,495,679	2,832,831	8,672,515	15,913,224	16,646,517	10,757,122
Expenses
Salaries, wages and benefits	5,059,254	6,333,270	10,373,584	11,203,665	21,691,774	20,885,044	10,313,803
Sales and marketing	1,139,984	328,354	1,902,215	513,053	1,377,255	1,536,420	3,166,788
Research and development	568,334	711,715	1,100,284	1,460,879	3,179,353	1,078,164	498,099
General and administration	2,065,443	1,556,068	4,617,456	2,893,429	8,538,854	5,741,872	3,294,550
Professional and consulting fees	3,560,346	2,490,612	6,736,389	4,230,033	9,085,436	8,886,341	4,351,812
Share-based compensation	191,528	360,645	444,461	735,919	1,867,915	1,454,235	1,468,361
Depreciation and amortization	1,826,415	1,993,021	3,769,628	3,963,971	8,924,812	6,778,100	4,044,143
Total expenses	14,411,304	13,773,685	28,944,017	25,000,949	54,665,399	46,360,176	27,137,556
Operating loss	14,075,720	9,278,006	26,111,186	16,328,434	38,752,175	29,713,659	16,380,434
Other expenses (income)
Finance costs	2,229,993	1,946,586	4,088,630	4,182,513	8,618,794	6,033,510	3,217,500
Foreign exchange loss (gain)	(1,116,052)	164,355	(493,543)	531,783	(267,294)	1,198,372	494,404
Business acquisition costs and other expenses		11,610		336,020	346,420	1,811,682	9,880,170
Impairment							600,657
Fair value (gain) loss on derivatives	(2,538,329)	(1,113,106)	(5,031,599)	451,043	6,040,121
Other income	(264,024)	(1,155,002)	(662,292)	(3,065,308)	(7,126,097)	(2,932,342)	(167,913)
Loss before tax	12,387,308	9,132,449	24,012,382	18,764,485	46,364,119	35,824,881	30,405,252
Current tax expense (recovery)	(184,181)	240,562	104,682	479,359	157,303	(295,709)	181,895
Deferred tax (recovery) expense	(591,418)	(372,600)	(1,482,234)	(491,824)	(1,822,109)	(668,209)	(2,692,313)
Net loss for the year	11,611,709	9,000,411	22,634,830	18,752,020	44,699,313	34,860,963	27,894,834
Other comprehensive (income) loss
Foreign subsidiary translation differences	1,531,158	(523,979)	882,069	(909,326)	69,460	(1,209,006)	(607,302)
Comprehensive loss for the year	13,142,867	8,476,432	23,516,899	17,842,694	44,768,773	33,651,957	27,287,532
Net loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	8,051,662	8,930,312	17,829,232	19,201,037	44,762,700	36,447,551	28,484,890
Non-controlling interest	3,560,047	70,099	4,805,598	(449,017)	(63,387)	(1,586,588)	(590,056)
Net loss for the year	11,611,709	9,000,411	22,634,830	18,752,020	44,699,313	34,860,963	27,894,834
Comprehensive loss (income) for the year attributable to:
mCloud Technologies Corp. shareholders	9,617,122	8,487,838	18,764,690	18,513,256	44,970,815	35,398,294	28,054,299
Non-controlling interest	3,525,745	(11,406)	4,752,209	(670,562)	(202,042)	(1,746,337)	(766,767)
Comprehensive loss for the year	$ 13,142,867	$ 8,476,432	$ 23,516,899	$ 17,842,694	$ 44,768,773	$ 33,651,957	$ 27,287,532
Loss per share attributable to mCloud shareholders – basic and diluted	$ 0.5	$ 0.88	$ 1.1	$ 1.89	$ 3.76	$ 5.01	$ 6.97
Weighted average number of common shares outstanding - basic and diluted	16,154,794	10,154,320	16,151,197	10,154,320	11,898,183	7,272,464	4,085,322